Fair value measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 12,575	$ 20,965
Fair Value, Inputs, Level 2 [Member] | DSF $55,000 Facility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Fair Value Disclosure		46,324
Difference between book and fair value		214
Loan's book value		46,538
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 990	$ 10,128
Forecast [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Instruments, Gain Reclassified from Accumulated OCI into Income, Effective Portion	$ 16,150